Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

13. RELATED PARTY TRANSACTIONS

The following is a list of related parties which the Group has significant transactions with:

No.	Name of Related Parties	Relationship with the Group
a	Factory Automation Technology Co., Ltd	3.66% owned by the Group
b	Far East Machinery Co., Ltd	A principal shareholder of the Group
c	David Chuang	The Chairman of the board of the Group
d	Chiayi Sports Equipment Co., Ltd	David Chuang is immediate family member of Chairman of the board
e	Peko, LLC.	David Chuang is the owner of Peko, LLC.

Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

	As of December 31,
	2024	2023
Factory Automation Technology Co., Ltd (1)	$61,370	$14,132
Total	$61,370	$14,132

(1)	The balance mainly represented software service fee charged and prepayment for machinery to the related party.

Amounts due to related parties

Amounts due to related parties consisted of the following for the periods indicated:

	As of December 31,
	2024	2023
Far East Machinery Co., Ltd (1)	$119,578	$241,324
Chiayi Sports Equipment Co., Ltd (2)	181	1,643
Peko, LLC	-	32,500
Total	$119,759	$275,467

(1)	The balance mainly represented lease expense and utility expense payable to the related party.

(2)	The balance mainly represented utility expense payable and purchase of land and building payable to the related party.

(2)	The balance mainly represented lease expense payable to the related party.

Related party transactions

Material related party transactions consisted of the following for the periods indicated:

Related party transactions	For the years ended December 31,
Nature	2024	2023
Factory Automation Technology Co., Ltd.
Software service fee	$235,769	$219,143
Purchase of machinery	$698,600	$114,597

Far East Machinery Co., Ltd
Software service fee	$12,919	$-
Lease expense	$747,515	$770,403
Utility expense	$734,359	$765,801

Peko, LLC
Lease expense	$390,000	$360,000

Chiayi Sports Equipment Co., Ltd
Lease expense	$-	$124,709
Purchase of land and buildings	$-	$9,488,314